Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Payables and Other Liabilities

	As of December 31,
	2024	2023
Non-financial liabilities

Advance receipts	$15,754	$20,935
Payables for employee benefits	8,351	9,785
Others	2,499	1,978
	26,604	32,698

Financial liabilities

Accrued expenses	22,940	22,542
Payables for property, plant and equipment	1,354	1,718
Guarantee deposits received	984	1,215
	25,278	25,475

	$51,882	$58,173

Current	$40,465	$42,439
Non-current	11,417	15,734
	$51,882	$58,173